PGIM Quant Solutions Large-Cap Value Fund Annual Fund Operating Expenses - PGIM Quant Solutions Large-Cap Value Fund	Feb. 28, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027
A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	1.33%
Fee Waiver or Reimbursement	(0.22%)
Net Expenses (as a percentage of Assets)	1.11%	[1],[2]
C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.73%
Expenses (as a percentage of Assets)	2.52%
Fee Waiver or Reimbursement	(0.39%)
Net Expenses (as a percentage of Assets)	2.13%	[1],[2]
R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.75%
Fee Waiver or Reimbursement	(0.43%)
Net Expenses (as a percentage of Assets)	1.32%	[1],[2]
Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.95%
Fee Waiver or Reimbursement	(0.16%)
Net Expenses (as a percentage of Assets)	0.79%	[1],[2]
R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.53%
Expenses (as a percentage of Assets)	1.32%
Fee Waiver or Reimbursement	(0.53%)
Net Expenses (as a percentage of Assets)	0.79%	[1],[2]

[1]	PGIM Investments LLC (PGIM Investments) has contractually agreed, through June 30, 2027, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.11% of average daily net assets for Class A shares, 2.13% of average daily net assets for Class C shares, 1.32% of average daily net assets for Class R shares, 0.79% of average daily assets for Class Z shares, and 0.79% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Expenses waived or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a stated expense ratio limit may be recouped by the Manager within the same fiscal year in which such waiver and/or reimbursement is made. Any such recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time the waiver and/or reimbursement was made or (ii) the expense limitation in effect at the time of recoupment. This waiver may not be terminated prior to June 30, 2027 without the prior approval of the Fund’s Board of Trustees.
[2]	The distributor of the Fund has contractually agreed until June 30, 2027 to reduce its distribution and service (12b-1) fees to 0.25% and 0.50% of the average daily net assets of Class A and Class R shares, respectively. These waivers may not be terminated prior to June 30, 2027 without prior approval of the Fund’s Board of Trustees.